PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7 PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Right-of-use assets	Total
	S$	S$	S$	S$	S$	S$	S$	S$

Cost:
At January 1, 2023	1,095,128	394,886	1,236,466	49,929	286,074	465,204	-	3,527,687
Addition	-	-	32,642	-	11,350	14,303	-	58,295
Currency realignment	(34,665)	(22,680)	(59,937)	(2,868)	(14,281)	(22,104)	-	(156,535)
At December 31, 2023	1,060,463	372,206	1,209,171	47,061	283,143	457,403	-	3,429,447
Addition	899,110	193,673	123,340	-	100,446	83,656	34,740	1,434,965
Currency realignment	33,872	22,162	59,870	2,802	14,352	22,452	-	155,510
At December 31, 2024	1,993,445	588,041	1,392,381	49,863	397,941	563,511	34,740	5,019,922

Accumulated depreciation:
At January 1, 2023	76,638	-	614,293	38,279	190,629	132,885	-	1,052,724
Addition	39,500	-	225,484	9,639	54,776	45,353	-	374,752
Currency realignment	(2,489)	-	(38,409)	(2,426)	(11,374)	(8,084)	-	(62,782)
At December 31, 2023	113,649	-	801,368	45,492	234,031	170,154	-	1,364,694
Addition	52,004	-	176,228	1,604	37,719	51,116	3,493	322,164
Currency realignment	3,577	-	49,025	2,767	13,753	10,770	126	80,018
At December 31, 2024	169,230	-	1,026,621	49,863	285,503	232,040	3,619	1,766,876

Carrying amount:
At December 31, 2023	946,814	372,206	407,803	1,569	49,112	287,249	-	2,064,753

At December 31, 2024	1,824,215	588,041	365,760	-	112,438	331,471	31,121	3,253,046

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

Motor vehicle is acquired under finance leasing arrangement. Details of the lease liability is disclosed in Note 11.

The right-of-use assets represent leases of an office premise. The lease of office premises is for 4 years from 1 August 2024. Detail of the lease liabilities is disclosed in Note 11.

As of December 31, 2024, the Company capitalized right-of-use assets with an aggregate non-cash cost of S$34,740 (2023: S$ Nil). As a result, the cash outflow on acquisition of property, plant and equipment amounting to S$1,400,225 (2023: S$58,295) as disclosed in the consolidated statements of cash flows.

As of December 31, 2024, bank borrowing is secured by the freehold land and building of the Group with carrying amount of S$937,700 (2023: S$894,487).

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2023	2024
	S$	S$

Depreciation of property, plant and equipment (per above)	374,752	322,164
Less: Accounted under
“Research expenses” (Note 18)	(272,886)	(212,322)
	101,866	109,842